Quarterly Financial Data (Unaudited and Restated)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Data
Quarterly Financial Data (Unaudited and Restated)

Note 11 – Quarterly Financial Data (Unaudited and Restated)

The Company is providing restated quarterly unaudited consolidated financial information as of September 30, 2023 in the table below. See Note 2, Restatement of Previously Issued Consolidated Financial Statements, for further background concerning the events preceding the restatement of financial information in this Comprehensive Form 10-K/A.

The restated consolidated balance sheet line items for the third fiscal quarter of 2023 are as follows:

	As Reported	Adjustments	Restated
	September 30, 2023	September 30, 2023	September 30, 2023
Additional paid in capital (1)	19,456,841	9,945,692	29,402,533
Accumulated deficit	(13,847,112)	(9,945,692)	(23,792,804)

(1)	The Reverse Stock Split (Note 1) also resulted in an adjustment to the condensed consolidated balance sheet for the period ended September 30, 2023 with an increase to additional paid in capital of $140 and an offsetting adjustment to the carrying value of common stock.

The adjustments did not have an effect on the consolidated statement of operations or cash flows for the three fiscal quarters of 2023.

The Company has included its restated quarterly unaudited consolidated financial information for the interim periods ended March 31, 2023 and June 30, 2023 within Form 10-Q/A for the period ended March 31, 2024 and Form 10-Q for the period ended June 30, 2024, respectively, filed concurrent with this Form 10-K/A.